RETIREMENT BENEFIT OBLIGATIONS - Schedule of Composition of Scheme Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Investment grade
Debt instruments
Defined benefit scheme fair value of scheme assets	£ 42,568	£ 39,439
Debt instruments, amount contributed to fair value of plan assets	23,627	21,938
The Group
Debt instruments
Net carrying amount	4,562	5,137
Property	7,898	8,317
The Group | Retirement scheme assets
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Equity instruments	653	661
Debt instruments
Fixed interest government bonds	10,512	11,328
Index-linked government bonds	23,969	21,058
Corporate and other debt securities	13,399	12,736
Net carrying amount	47,880	45,122
Property	139	136
Pooled investment vehicles	14,538	13,672
Money market instruments, cash, derivatives and other assets and liabilities	(11,676)	(8,464)
At 31 December	51,534	51,127
The Bank
Debt instruments
Net carrying amount	3,756	4,315
Property	2,571	3,098
The Bank | Retirement scheme assets
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Equity instruments	448	457
Debt instruments
Fixed interest government bonds	4,346	4,591
Index-linked government bonds	14,407	12,638
Corporate and other debt securities	8,105	7,878
Net carrying amount	26,858	25,107
Pooled investment vehicles	9,742	8,693
Money market instruments, cash, derivatives and other assets and liabilities	(5,442)	(2,933)
At 31 December	31,606	31,324
Quoted | The Group | Retirement scheme assets
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Equity instruments	617	616
Debt instruments
Fixed interest government bonds	10,512	11,328
Index-linked government bonds	23,969	21,058
Corporate and other debt securities	13,399	12,736
Net carrying amount	47,880	45,122
Property	0	0
Pooled investment vehicles	1,192	650
Money market instruments, cash, derivatives and other assets and liabilities	319	812
At 31 December	50,008	47,200
Quoted | The Bank | Retirement scheme assets
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Equity instruments	424	423
Debt instruments
Fixed interest government bonds	4,346	4,591
Index-linked government bonds	14,407	12,638
Corporate and other debt securities	8,105	7,878
Net carrying amount	26,858	25,107
Pooled investment vehicles	800	124
Money market instruments, cash, derivatives and other assets and liabilities	(154)	365
At 31 December	27,928	26,019
Unquoted | The Group | Retirement scheme assets
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Equity instruments	36	45
Debt instruments
Fixed interest government bonds	0	0
Index-linked government bonds	0	0
Corporate and other debt securities	0	0
Net carrying amount	0	0
Property	139	136
Pooled investment vehicles	13,346	13,022
Money market instruments, cash, derivatives and other assets and liabilities	(11,995)	(9,276)
At 31 December	1,526	3,927
Unquoted | The Bank | Retirement scheme assets
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Equity instruments	24	34
Debt instruments
Fixed interest government bonds	0	0
Index-linked government bonds	0	0
Corporate and other debt securities	0	0
Net carrying amount	0	0
Pooled investment vehicles	8,942	8,569
Money market instruments, cash, derivatives and other assets and liabilities	(5,288)	(3,298)
At 31 December	£ 3,678	£ 5,305